Premises And Equipment	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Premises And Equipment

NOTE 8 - PREMISES AND EQUIPMENT

The following is a summary of premises and equipment at December 31, 2011 and 2010:

	2011	2010
	(Dollars in thousands)

Land and improvements	$1,934	$1,374
Buildings	11,775	10,565
Equipment	6,843	6,769

	20,552	18,708
Less accumulated depreciation	12,337	12,095

Premises and equipment, net	$8,215	$6,613

Depreciation of premises and equipment amounted to $743,000 in 2011, $764,000 in 2010, and $911,000 in 2009.